MEMBERS Mutual Funds

                        Supplement Dated June 1, 1998 to
             MEMBERS Mutual Funds Prospectus Dated November 19, 1997


Bond Fund Management Fee Waiver. Effective June 1, 1998, and until October 31, 1998, the Funds' Investment Adviser, CIMCO Inc. has agreed to waive the .50% management fee applicable to the MEMBERS Bond Fund.

Portfolio Management. The Investment Adviser employs a team approach to investment management which provides a continuity of management philosophies and strategies in case of staff turnover. Effective March 23, 1998, Jeffrey B. Pantages, CFA, joined the CIMCO Inc. portfolio management team. Joseph L. Gogola resigned his position as co-manager of the Cash Reserves, Bond and Balanced Funds effective April 8, 1998. The first seven paragraphs of the section "Portfolio Management" on page 38 of the MEMBERS Mutual Funds Prospectus are hereby replaced by the following:

       CIMCO was established on July 6, 1982. It provides investment advice to the investment portfolios of the CUNA Mutual Group (CUNA Mutual Insurance Society, its "permanent affiliate" CUNA Mutual Life Insurance Company and their subsidiaries and affiliates). The majority of CIMCO's board of directors are independent of the MEMBERS Mutual Funds and the CUNA Mutual Group. CIMCO's principal place of business is 5910 Mineral Point Road, Madison, WI 53705.

       CIMCO employs a team approach in the management of all the funds. The Cash Reserves, Bond, Balanced, Growth and Income, and Capital Appreciation funds are managed by portfolio managers employed by CIMCO. In addition to work on behalf of the MEMBERS Mutual Funds, each manager performs advisory services for CIMCO's other clients. CIMCO may add or remove members of their portfolio management team without gaining your approval.

Investment Adviser Performance Record - Revised Format. The performance data illustrating the past performance of CIMCO's investment team in managing substantially similar investment portfolios for the Ultra Series Funds and the past performance of Massachusetts Financial Services Company in managing MFS(R) High Income Fund A is hereby amended to provide updated annual performance information. The Bond Fund at page 7, the Balanced Fund at page 9, the High Income Fund at page 11, the Growth and Income Fund at page 13, and the Capital Appreciation Fund at page 15 of the MEMBERS Mutual Funds Prospectus have been updated as follows: (See reverse and attached page).

                                           PERFORMANCE OF THE ULTRA SERIES FUND'S BOND FUND

                                                           Average Annual Total Returns (as of December 31, 1997)
                                             One Year                Three Year                 Five Year               Ten Year
USF Bond Fund                                 7.47%                    8.75%                      6.30%                   7.96%
Lehman Bros. Int. Gov./Corp. Bond             7.87%                    8.98%                      6.60%                   8.34%
Index

                                                                               Annual Returns
                                      1997     1996    1995      1994     1993     1992     1991     1990     1989     1988    1987
USF Bond Fund                         7.47%    2.85%   16.38%    -3.08%   8.88%    6.48%    14.72%   7.39%    11.75%   8.06%   3.06%
Lehman Bros. Int. Gov./Corp. Bond     7.87%    4.06%   15.31%    -1.93%   8.78%    7.17%    14.63%   9.17%    12.74%   6.68%   3.66%
Index


[GRAPHIC: bar chart showing average annual total returns from 1987 through 1997 for the Ultra Series Fund's Bond Fund and the Lehman Brothers Intermediate Corporate and Government Bond Index]

[GRAPHIC: line chart showing the ten year cumulative total return of a hypothetical $10,000 investment made on January 1, 1987 for the Ultra Series Fund's Bond Fund and the Lehman Brothers Intermediate Corporate and Government Bond Index]


                                         PERFORMANCE OF THE ULTRA SERIES FUND'S BALANCED FUND

                                                           Average Annual Total Returns (as of December 31, 1997)
                                             One Year               Three Year                 Five Year                Ten Year
USF Balanced Fund                             16.88%                  16.53%                    11.71%                   11.58%
Blended Index*                                18.58%                  18.05%                    12.40%                   12.35%

                                                                               Annual Returns
                                    1997     1996      1995    1994    1993     1992     1991      1990     1989      1988     1987
USF Balanced Fund                   16.88%   10.80%    22.19%  -0.47%  10.46%   6.85%    18.54%    3.75%    18.03%    10.89%   5.57%
Blended Index*                      18.58%   12.52%    23.31%   0.52%   8.49%   6.92%    20.41%    3.60%    20.38%    11.24%   6.04%



[GRAPHIC: bar chart showing average annual total returns from 1987 through 1997 for the Ultra Series Fund's Balanced Fund and a blended comparative index]

[GRAPHIC: line chart showing the ten year cumulative total return of a hypothetical $10,000 investment made on January 1, 1987 for the Ultra Series
Fund's Balanced Fund and a blended comparative index]

* The comparative index is a blend of the S&P 500 (45%), the Lehman Brothers Intermediate Government and Corporate Bond Index (40%), and 90-Day U.S. Treasury Bills (15%).


                                               PERFORMANCE OF THE MFS(R) HIGH INCOME FUND

                                                           Average Annual Total Returns (as of December 31, 1997)
                                             One Year               Three Year                 Five Year                Ten Year
MFS(R)High Income Fund Class A                 12.86%                  14.17%                    11.59%                   10.71%
Lehman Brothers High Yield Index               12.77%                  14.38%                    11.65%                   11.65%

                                                                               Annual Returns
                                    1997     1996     1995      1994    1993     1992     1991    1990      1989     1988      1987
MFS(R)High Income Fund Class A      12.86%   12.56%   17.15%    -2.63%  19.49%   17.05%   48.90%  -16.73%   -1.98%   12.35%    0.28%
Lehman Brothers High Yield Index    12.77%   11.35%   19.17%    -1.01%  17.11%   15.75%   46.19%   -9.59%    0.83%   12.53%    4.99%



[GRAPHIC: bar chart showing average annual total returns from 1987 through 1997 for the MFS [registered trademark] High Income Fund and the Lehman Brothers High Yield Index]

[GRAPHIC: line chart showing the ten year cumulative total return of a hypothetical $10,000 investment made on January 1, 1987 for the MFS [registered trademark] High Income Fund and the Lehman Brothers High Yield Index]



                                  PERFORMANCE OF THE ULTRA SERIES FUND'S GROWTH AND INCOME STOCK FUND

                                                           Average Annual Total Returns (as of December 31, 1997)
                                             One Year               Three Year                 Five Year                Ten Year
USF Growth and Income Stock Fund              31.43%                  28.31%                    19.50%                   16.71%
S&P 500                                       33.35%                  31.13%                    20.23%                   18.04%

                                                                               Annual Returns
                                     1997     1996     1995     1994    1993     1992    1991     1990      1989      1988     1987
USF Growth and Income Stock Fund     31.43%   22.01%   31.73%   1.42%   13.76%   7.66%   25.67%   -1.98%    24.36%    16.63%   1.34%
S&P 500                              33.35%   22.94%   37.54%   1.31%    9.99%   7.67%   30.55%   -3.17%    31.49%    16.81%   5.23%

[GRAPHIC: bar chart showing average annual total returns from 1987 through 1997 for the Ultra Series Fund's Growth and Income Stock Fund and the S&P 500]

[GRAPHIC: line chart showing the ten year cumulative total return of a hypothetical $10,000 investment made on January 1, 1987 for the Ultra Series Fund's Growth and Income Stock Fund and the S&P 500]




                                PERFORMANCE OF THE ULTRA SERIES FUND'S CAPITAL APPRECIATION STOCK FUND

                                                           Average Annual Total Returns (as of December 31, 1997)
                                             One Year                Three Year                 Five Year               Ten Year
USF Capital Appreciation Stock Fund           31.59%                   27.84%                      n/a                     n/a
S&P 400                                       32.22%                   27.32%                    17.79%                  19.44%

                                                                               Annual Returns
                                      1997     1996     1995     1994*    1993    1992     1991    1990     1989    1988     1987
USF Capital Appreciation Stock Fund   31.59%   21.44%   30.74%    5.45%    n/a     n/a      n/a     n/a      n/a      n/a     n/a
S&P 400                               32.22%   19.25%   30.90%   -3.58%   13.94%  11.98%   49.83%  -5.13%   35.51%   20.89%  -1.13%



[GRAPHIC: bar chart showing average annual total returns from 1987 through 1997 for the Ultra Series Fund's Capital Appreciation Stock Fund and the S&P 400]

[GRAPHIC: line chart showing the ten year cumulative total return of a hypothetical $10,000 investment made on January 1, 1987 for the Ultra Series
Fund's Capital Appreciation Stock Fund and the S&P 400]

* The Fund began operations on January 3, 1994. 1994 data is for the period from January 3 through December 31, 1994.